Note 3 - Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue	$ 65,183	$ 73,799
Rx Segment [Member]
Revenue	65,183	73,799
Rx Segment [Member] | ADHD Portfolio [Member]
Revenue	57,784	46,855
Rx Segment [Member] | The Pediatric Portfolio [Member]
Revenue	7,280	25,377
Rx Segment [Member] | Product and Service, Other [Member]
Revenue	$ 119	$ 1,567